Events after the reporting date (Details) - shares	Apr. 01, 2025	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		130,814,526	122,587,617	122,587,617
Potential ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	4,119,850